Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (296,834)	$ (92,771)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	38,640	31,788
Amortization of operating lease assets	6,309	4,967
Bad debt expense and provision expense for expected credit loss	3,544	1,747
Shared-based compensation expense	27,536	18,839
(Gain) loss on investments	(930)	2,117
(Gain) on changes in fair value of deferred and contingent consideration	(14,775)	(2,029)
(Gain) loss on derivative instruments and warrants	(16,663)	8,500
(Gain), net of losses, on loans receivable	0	(921)
Impairment loss	305,894	1,194
Loss on inventory write-offs and provision	2,669	3,259
Change in deferred taxes	(34,931)	(11,152)
Accretion of discount and deferred financing costs on debt arrangements	11,304	4,619
Loss on debt extinguishment	10,342	0
Foreign currency loss	730	1,521
Other losses, net of gains	721	15,246
Changes in operating assets and liabilities:
Accounts receivable	(10,964)	(6,602)
Inventory	(18,420)	(17,063)
Other assets	(6,215)	(507)
Accounts payable and accrued expenses	21,155	15,351
Operating lease liabilities	(16,436)	(12,312)
Other liabilities	(90)	278
Income tax payable	1,901	26,083
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	14,487	(7,848)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(93,875)	(87,154)
Purchase of intangibles	(3,178)	(2,105)
Proceeds from sale and leaseback transactions and tenant improvement allowances	33,157	45,945
Payment of acquisition consideration, net of cash acquired	(75,814)	(14,768)
Proceeds from divestiture, net of cash transferred	69	0
Receipts from collections of loans and advances	2,000	0
Loans and advances for entities to be acquired	(26,292)	(6,667)
NET CASH USED IN INVESTING ACTIVITIES	(163,933)	(64,749)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from January Offering	124,105	0
Proceeds from exercise of stock options, warrants and sell-to-cover shares	20,096	6,200
Proceeds from at-the-market offering	0	3,521
Proceeds from the issuance of long-term debt	387,000	186,000
Payment of debt, financing issuance costs, and non-extending lender fees	(6,461)	(7,605)
Payment of debt prepayment and debt extinguishment costs	(16,202)	0
Repayment of debt	(200,000)	(10,340)
Payment of acquisition-related contingent consideration	0	(1,719)
Acquisition of non-controlling interests	0	(203)
Distributions to non-controlling interest redeemable unit holders and other members	(69,803)	(16,372)
Payments for taxes related to net share settlements of restricted stock units	(143)	(8,672)
Proceeds from financing lease transactions	0	11,754
Principal payments on finance lease obligations	(3,587)	(1,078)
NET CASH PROVIDED BY FINANCING ACTIVITIES	235,005	161,486
Effect of exchange rate changes on cash and cash equivalents	(231)	(1,124)
Net increase in cash and cash equivalents	85,328	87,765
Cash and cash equivalents and restricted cash, beginning of year	140,774	53,009
Cash and cash equivalents, end of year	223,543	136,339
Restricted cash, end of year	2,559	4,435
Cash and cash equivalents and restricted cash, end of year	226,102	140,774
CASH PAID DURING THE YEAR:
Income tax, net	73,955	13,491
Interest	39,118	29,183
NON-CASH TRANSACTIONS:
Issuance of shares, stock options, and warrants under business combinations and acquisitions	380,452	435,705
Non-cash consideration for business combination	47,921	0
Non-controlling interests redeemed for equity	11,074	11,389
Increase to net lease liability	28,143	53,444
Liability incurred to purchase property and equipment and intangibles	7,207	11,155
Cashless exercise of stock options and warrants	3,879	2,784
Unpaid declared distributions to non-controlling interest redeemable unit holders	36,450	63,994
Liability incurred for debt, financing issuance costs and non-extending lender fees	7,000	8,570
Issuance of shares for non-solicitation intangible asset	3,000	0
Issuance of shares for settlement	$ 12,790	$ 0